Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options and warrants granted - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options and warrants granted [Line Items]
Expected term		4 years		10 years
Volatility		228.60%		32.00%
Risk-Free Interest Rate		1.90%		1.80%
Dividend Yield	0.00%	0.00%		0.00%
Stock Price (in Dollars per share)			$ 10
Common Stock Warrants [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options and warrants granted [Line Items]
Expected term			4 years	4 years
Volatility			228.60%	228.60%
Risk-Free Interest Rate			1.90%	1.90%
Dividend Yield			0.00%	0.00%
Stock Price (in Dollars per share)			$ 0.53	$ 0.53
Preferred Stock Warrants [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options and warrants granted [Line Items]
Expected term				4 years
Volatility				59.70%
Risk-Free Interest Rate				1.90%
Dividend Yield				0.00%
Stock Price (in Dollars per share)				$ 10.41
Employee Warrants [Member] | Common Stock Warrants [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options and warrants granted [Line Items]
Expected term				4 years
Volatility				228.60%
Risk-Free Interest Rate				1.90%
Dividend Yield				0.00%
Stock Price (in Dollars per share)				$ 0.53